Income Taxes - Deferred income taxes (Details) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 64,308,679	$ 59,296,530
Other temporary differences	1,812,190	(102,273)
Intangible assets	2,173,419	2,518,572
Total Deferred Tax Assets	68,294,288	61,712,829
Valuation Allowance	(68,294,288)	(61,712,829)
Deferred Tax Liabilities
Intangible assets	0	0
Other temporary differences	0	0
Total Deferred Tax Liabilities	0	0
Net Deferred Income Taxes	$ 0	$ 0